Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Assets are Included in either Prepaids and Other Current Assets or Deferred Credits and Other Assets on the Consolidated Balance Sheets (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2016	Dec. 31, 2015
Regulatory Assets [Line Items]
Regulatory assets	$ 477,743	$ 488,257
State Mandate Public Purpose Programs (Including Low Income and Conservation Programs) [Member]
Regulatory Assets [Line Items]
Regulatory assets	7,096	18,101
Margin and Interest-Tracking Accounts [Member]
Regulatory Assets [Line Items]
Regulatory assets	3,517	30,339
Infrastructure Replacement Programs and Similar [Member]
Regulatory Assets [Line Items]
Regulatory assets	6,976	6,947
Environmental Compliance Programs [Member]
Regulatory Assets [Line Items]
Regulatory assets	4,329	2,300
Other [Member]
Regulatory Assets [Line Items]
Regulatory assets	1,639	2,095
Other Regulatory Assets [Member]
Regulatory Assets [Line Items]
Regulatory assets	$ 23,557	$ 59,782